CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	8 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 93,150	$ (23,973,355)	$ (10,918,910)	$ 1,141,199
Adjustments to reconcile net income to net cash used in operating activities:
Stock-based compensation	0	18,407	(779,000)	0
Amortization of debt discount	0	36,414	0	0
Bad debt expense	0	115,726	79,414	0
Depreciation and amortization	0	5,133,947	5,228,709	0
Realized loss on equity method investment	0	0	151,881	0
Subsidary impairment/loss during consolidation period	0	0	1,838,739	0
Impairment / loss on deconsolidation of subsidary	0	0	7,438,324	0
Impairment expense	0	600,000	0	0
Write-off of capitalized software costs	0	0	648,563	0
Deferred Rent	0	175,314	(147,605)	0
Interest income	(355,338)	0	0	(2,474,344)
Unrealized (loss) gain on marketable securities held in Trust Account	64,985	0	0	(66,507)
Deferred income taxes	(18,678)	0	0	19,116
Changes in operating assets and liabilities:
Accounts receivable	0	(1,029,096)	(593,675)	0
Deposits	0	(79,500)	19,397	0
Deferred Production costs	0	(2,145,999)	(4,108,748)	0
Prepaid expenses and other current assets	(33,093)	(227,324)	(179,247)	21,843
Accounts payable	0	(642,686)	367,956	0
Accrued expenses	0	898,157	576,731	0
Accrued interest on convertible debt	0	469,296	0	0
Accrued interest on notes payable to Former Parent	0	0	1,787,527	0
Deferred Revenue	0	(154,646)	815,568	0
Accounts payable and accrued expenses	45,391	0	0	103,123
Accounts payable - related party	2,940	0	0	10,400
Income taxes payable	85,722	0	0	387,048
Total adjustments	0	3,168,010	13,144,534	0
Net cash used in operating activities	(114,921)	(7,750,900)	(11,232,448)	(858,122)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash acquired in Merger	0	14,941,683	0	0
Investment in TV Azteca	0	(3,500,000)	0	0
Investment in ESA	0	(1,238,631)	(5,851,858)	0
Purchases of property and equipment	0	(2,173,200)	(16,834,824)	0
Purchases of intangible assets	0	(99,822)	(38,334)	0
Principal deposited in trust account	(138,690,000)	0	0	0
Withdrawal from Trust Account to pay for taxes and franchise fees	0	0	0	213,897
Net cash provided by (used in) investing activities	(138,690,000)	7,930,030	(22,725,016)	213,897
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from line of credit		0	5,000,000
Proceeds from convertible debt		3,000,000	0
Proceeds from convertible debt, related party		1,000,000	0
Proceeds from notes payable to Parent		0	11,174,913
Due to Former Parent		(346,804)	14,269,373
Repayment of promissory note - related party	(125,000)	0	0	0
Proceeds from issuance of common stock to Sponsor	25,000	0	0	0
Proceeds from initial public offering, net of offering costs	134,820,275	0	0	0
Proceeds from private placement to Sponsor	4,450,000	0	0	0
Proceeds from sale of unit option to underwriter	100	0	0	0
Net cash provided by financing activities	139,232,875	3,653,196	30,444,286	350,000
Effect of exchange rate changes on cash		1,874	(36,872)
NET CHANGE IN CASH AND CASH EQUIVALENTS	427,954	3,834,200	(3,550,050)	(294,225)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	0	10,471,296	13,610,138	13,610,138
CASH AND CASH EQUIVALENTS AT END OF PERIOD	13,610,138	14,305,496	10,060,088	10,471,296
SUPPLEMENTAL INFORMATION:
Income taxes paid	0	0	0	169,709
Cash paid during period for interest	0	0	46,466	0
NON-CASH INVESTING AND FINANCE ACTIVITIES:
Payment of offering costs through promissory note - related party	62,500	0	0	0
Initial value of common stock subject to possible exemption	134,231,177	0	0	0
Change in value of common stock subject to possible redemption	94,843	0	0	1,141,199
Non cash investment in ESA	0	0	5,610,085	0
Due to Former Parent satisfied by issuance of common stock in connection with Merger	0	18,179,745	0	0
Convertible debt and related interest assumed in Merger	0	10,992,877	0	0
Warrants granted to convertible debt holders in connection with Merger	0	114,804	0	0
Contingent consideration for convertible debt holders in connection with Merger	$ 0	$ 152,590	$ 0	$ 0